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American
   Express(R)
 Annuities

                     American Centurion Life
                     ACL Personal Portfolio Plus(2)
                     ACL Personal Portfolio
                     Variable Annuity

                                                              2003 Annual Report
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AMERICAN                    Issued by: American Centurion Life Assurance Company
 EXPRESS
(R)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio (comprised of subaccounts ICR, IMS, ISI, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/  Ernst & Young

Minneapolis, Minnesota

March 19, 2004

--------------------------------------------------------------------------------
1   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2003                                               ICR        IMS       ISI       IIE          IMG
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $808,582    $36,620  $819,201   $264,408    $2,577,338
                                                             --------    -------  --------   --------    ----------
   at market value                                           $568,377    $36,620  $799,504   $187,743    $2,199,193
Dividends receivable                                               --         15     2,553         --            --
Accounts receivable from American Centurion Life
   for contract purchase payments                                  --      7,289     7,269         --            --
Receivable from mutual funds and portfolios for
   share redemptions                                               --         --        --         --            --
                                                             --------    -------  --------   --------    ----------
Total assets                                                  568,377     43,924   809,326    187,743     2,199,193
                                                              =======     ======   =======    =======     =========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 642         42       904        213         2,506
   Administrative charge                                           77          5       109         25           301
   Contract terminations                                           --         11        --         --            --
Payable to mutual funds and portfolios for
   investments purchased                                           --         --        --         --            --
                                                             --------    -------  --------   --------    ----------
Total liabilities                                                 719         58     1,013        238         2,807
                                                             --------    -------  --------   --------    ----------
Net assets applicable to contracts in accumulation period     567,658     43,866   808,313    187,505     2,196,386
Net assets applicable to contracts in payment period               --         --        --         --            --
                                                             --------    -------  --------   --------    ----------
Total net assets                                             $567,658    $43,866  $808,313   $187,505    $2,196,386
                                                             ========    =======  ========   ========    ==========
Accumulation units outstanding                                583,669     41,193   700,954    221,658     2,089,591
                                                             ========    =======  ========   ========    ==========
Net asset value per accumulation unit                        $   0.97    $  1.06  $   1.15   $   0.85    $     1.05
                                                             ========    =======  ========   ========    ==========

                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                   IGD        IAG       IGN       IIN           IVA
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $183,427   $577,699  $944,109   $303,908      $855,014
                                                             --------   --------  --------   --------      --------
   at market value                                           $156,289   $337,336  $772,014   $236,572      $612,166
Dividends receivable                                               --         --        --         --            --
Accounts receivable from American Centurion Life for
   contract purchase payments                                      --         --        --      1,857            --
Receivable from mutual funds and portfolios for
   share redemptions                                               --         --     1,005        300           780
                                                             --------   --------  --------   --------      --------
Total assets                                                  156,289    337,336   773,019    238,729       612,946
                                                             ========   ========  ========   ========      ========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 176        381       894        268           696
   Administrative charge                                           21         46       107         32            84
   Contract terminations                                           --         --         4         --            --
Payable to mutual funds and portfolios for
   investments purchased                                           --         --        --      1,857            --
                                                             --------   --------  --------   --------      --------
Total liabilities                                                 197        427     1,005      2,157           780
                                                             --------   --------  --------   --------      --------
Net assets applicable to contracts in accumulation period     156,092    336,909   772,014    236,572       612,166
Net assets applicable to contracts in payment period               --         --        --         --            --
                                                             --------   --------  --------   --------      --------
Total net assets                                             $156,092   $336,909  $772,014   $236,572      $612,166
                                                             ========   ========  ========   ========      ========
Accumulation units outstanding                                149,643    475,765   774,747    257,511       670,922
                                                             ========   ========  ========   ========      ========
Net asset value per accumulation unit                        $   1.04   $   0.71  $   1.00   $   0.92      $   0.91
                                                             ========   ========  ========   ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                   IIG        IVL       ISB         IWG         IEQ
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $340,516   $188,110  $4,211,792   $964,108    $149,933
                                                             --------   --------  ----------   --------    --------
   at market value                                           $329,141   $231,944  $3,921,672   $661,818    $145,510
Dividends receivable                                               --         --          --         --          --
Accounts receivable from American Centurion Life for
   contract purchase payments                                      --         --         --          --        --
Receivable from mutual funds and portfolios for
   share redemptions                                              443        295      23,773      3,642         186
                                                             --------   --------  ----------   --------    --------
Total assets                                                  329,584    232,239   3,945,445    665,460     145,696
                                                             ========   ========  ==========   ========    ========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 396        263       4,496        761         166
   Administrative charge                                           47         32         539         91          20
   Contract terminations                                           --         --      18,738      2,790          --
Payable to mutual funds and portfolios for investments
   purchased                                                       --         --          --         --          --
                                                             --------   --------  ----------   --------    --------
Total liabilities                                                 443        295      23,773      3,642         186
                                                             --------   --------  ----------   --------    --------
Net assets applicable to contracts in accumulation period     329,075    231,944   3,921,250    661,096     145,510
Net assets applicable to contracts in payment period               66         --         422        722          --
                                                             --------   --------  ----------   --------    --------
Total net assets                                             $329,141   $231,944  $3,921,672   $661,818    $145,510
                                                             ========   ========  ==========   ========    ========
Accumulation units outstanding                                318,255    167,893   2,892,352    635,546     143,259
                                                             ========   ========  ==========   ========    ========
Net asset value per accumulation unit                        $   1.03   $   1.38  $     1.36   $   1.04    $   1.02
                                                             ========   ========  ==========   ========    ========

                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                  IMD        ISC         IUS        IGR         IHI
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $1,114,234   $209,933    $949,175   $913,568    $365,287
                                                           ----------   --------    --------   --------    --------
   at market value                                         $1,059,998   $251,587    $973,442   $795,151    $337,082
Dividends receivable                                               --         --         963         --          --
Accounts receivable from American Centurion Life for
   contract purchase payments                                   7,384      3,669          --      5,526       3,653
Receivable from mutual funds and portfolios for share
   redemptions                                                  1,364        314       1,227        993         423
                                                           ----------   --------    --------   --------    --------
Total assets                                                1,068,746    255,570     975,632    801,670     341,158
                                                            =========    =======     =======    =======     =======
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                               1,218        280       1,095        887         378
   Administrative charge                                          146         34         132        106          45
   Contract terminations                                           --         --       1,995         --          --
Payable to mutual funds and portfolios for
   investments purchased                                        7,384      3,669         963      5,526       3,653
                                                           ----------   --------    --------   --------    --------
Total liabilities                                               8,748      3,983       4,185      6,519       4,076
                                                           ----------   --------    --------   --------    --------
Net assets applicable to contracts in accumulation period   1,059,998    251,587     971,447    795,151     337,082
Net assets applicable to contracts in payment period               --         --          --         --          --
                                                           ----------   --------    --------   --------    --------
Total net assets                                           $1,059,998   $251,587    $971,447   $795,151    $337,082
                                                           ==========   ========    ========   ========    ========
Accumulation units outstanding                                940,746    154,090     750,262    633,045     279,626
                                                           ==========   ========    ========   ========    ========
Net asset value per accumulation unit                      $     1.13   $   1.63    $   1.29   $   1.26    $   1.21
                                                           ==========   ========    ========   ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2003 (continued)                                  IDI        IPD       IGI          IPG           IHY
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $386,232   $573,260  $981,984    $1,675,427     $573,289
                                                             --------   --------  --------    ----------     --------
   at market value                                           $360,279   $575,527  $883,270    $1,546,779     $436,917
Dividends receivable                                               --         --        --            --           --
Accounts receivable from American Centurion Life for
   contract purchase payments                                      --         --        --            --           --
Receivable from mutual funds and portfolios for share
   redemptions                                                    456        729     1,126        11,717          554
                                                             --------   --------  --------    ----------     --------
Total assets                                                  360,735    576,256   884,396     1,558,496      437,471
                                                              =======    =======   =======     =========      =======
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                 407        651     1,005         1,775          495
   Administrative charge                                           49         78       121           213           59
   Contract terminations                                           --         --        --         9,729           --
Payable to mutual funds and portfolios for investments
   purchased                                                       --         --        --            --           --
                                                             --------   --------  --------    ----------     --------
Total liabilities                                                 456        729     1,126        11,717          554
                                                             --------   --------  --------    ----------     --------
Net assets applicable to contracts in accumulation period     360,279    575,527   883,270     1,546,779      436,917
Net assets applicable to contracts in payment period               --         --        --            --           --
                                                             --------   --------  --------    ----------     --------
Total net assets                                             $360,279   $575,527  $883,270    $1,546,779     $436,917
                                                             ========   ========  ========    ==========     ========
Accumulation units outstanding                                290,122    450,864   730,973     1,479,457      390,197
                                                             ========   ========  ========    ==========     ========
Net asset value per accumulation unit                        $   1.24   $   1.28  $   1.21    $     1.05     $   1.12
                                                             ========   ========  ========    ==========     ========

                                                                                     Segregated Asset Subaccounts
December 31, 2003 (continued)                                                        IPH           INO        IPV
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                                        $314,241      $426,083   $1,712,127
                                                                                  --------      --------   ----------
   at market value                                                                $270,126      $254,927   $1,016,432
Dividends receivable                                                                    --            --           --
Accounts receivable from American Centurion Life for contract purchase payments         --            --           --
Receivable from mutual funds and portfolios for share redemptions                      343           327        6,901
                                                                                  --------      --------   ----------
Total assets                                                                       270,469       255,254    1,023,333
                                                                                   =======       =======    =========
Liabilities
Payable to American Centurion Life for:
   Mortality and expense risk fee                                                      306           292        1,172
   Administrative charge                                                                37            35          141
   Contract terminations                                                                --            --        5,588
Payable to mutual funds and portfolios for investments purchased                        --            --           --
                                                                                  --------      --------   ----------
Total liabilities                                                                      343           327        6,901
                                                                                  --------      --------   ----------
Net assets applicable to contracts in accumulation period                          270,126       254,927    1,016,432
Net assets applicable to contracts in payment period                                    --            --           --
                                                                                  --------      --------   ----------
Total net assets                                                                  $270,126      $254,927   $1,016,432
                                                                                  ========      ========   ==========
Accumulation units outstanding                                                     221,497       260,745      995,369
                                                                                  ========      ========   ==========
Net asset value per accumulation unit                                             $   1.22      $   0.98   $     1.02
                                                                                  ========      ========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003                                          ICR          IMS         ISI          IIE   IMG
Investment income
Dividend income from mutual funds and portfolios                   $  3,220      $   212    $ 29,707    $  1,489    $  47,050
Variable account expenses                                             7,232          573      11,584       2,255       29,271
                                                                   --------      -------    --------    --------    ---------
Investment income (loss) -- net                                      (4,012)        (361)     18,123        (766)      17,779
                                                                   ========      =======    ========    ========    =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                              83,653       14,306     161,669      24,570      321,902
    Cost of investments sold                                        144,792       14,306     166,153      44,291      423,376
                                                                   --------      -------    --------    --------    ---------
Net realized gain (loss) on sales of investments                    (61,139)          --      (4,484)    (19,721)    (101,474)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     189,624            1      11,585      59,719      438,414
                                                                   --------      -------    --------    --------    ---------
Net gain (loss) on investments                                      128,485            1       7,101      39,998      336,940
                                                                   --------      -------    --------    --------    ---------
Net increase (decrease) in net assets resulting from operations    $124,473      $  (360)   $ 25,224    $ 39,232    $ 354,719
                                                                   ========      =======    ========    ========    =========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IGD          IAG         IGN          IIN   IVA
Investment income
Dividend income from mutual funds and portfolios                    $   964      $    --    $  7,179    $  1,122     $  1,692
Variable account expenses                                             2,012        4,333      10,101       2,809        7,902
                                                                    -------      -------    --------    --------     --------
Investment income (loss) -- net                                      (1,048)      (4,333)     (2,922)     (1,687)      (6,210)
                                                                   ========      =======    ========    ========    =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                              15,316       50,474     108,002      33,545       54,248
    Cost of investments sold                                         20,694      105,754     154,287      56,302       87,029
                                                                    -------      -------    --------    --------     --------
Net realized gain (loss) on sales of investments                     (5,378)     (55,280)    (46,285)    (22,757)     (32,781)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
   investments                                                       36,136      132,753     196,809      73,583      157,853
                                                                    -------      -------    --------    --------     --------
Net gain (loss) on investments                                       30,758       77,473     150,524      50,826      125,072
                                                                    -------      -------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations     $29,710      $73,140    $147,602    $ 49,139     $118,862
                                                                   ========      =======    ========    ========    =========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IIG          IVL         ISB          IWG   IEQ
Investment income
Dividend income from mutual funds and portfolios                   $  4,626      $ 2,370    $ 83,861    $  6,594      $ 1,728
Variable account expenses                                             4,526        2,988      54,002       8,396        1,851
                                                                   --------      -------    --------    --------      -------
Investment income (loss) -- net                                         100         (618)     29,859      (1,802)        (123)
                                                                   ========      =======    ========    ========      =======
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                              84,510       32,851     498,642      65,371       15,865
    Cost of investments sold                                        103,240       31,101     574,843     110,153       19,373
                                                                   --------      -------    --------    --------      -------
Net realized gain (loss) on sales of investments                    (18,730)       1,750     (76,201)    (44,782)      (3,508)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      96,394       51,255     496,399     170,105       35,395
                                                                   --------      -------    --------    --------      -------
Net gain (loss) on investments                                       77,664       53,005     420,198     125,323       31,887
                                                                   --------      -------    --------    --------      -------
Net increase (decrease) in net assets resulting from operations    $ 77,764      $52,387    $450,057    $123,521      $31,764
                                                                   ========      =======    ========    ========      =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IMD          ISC         IUS          IGR   IHI
Investment income
Dividend income from mutual funds and portfolios                   $ 17,279      $   100    $ 29,231    $  2,745     $ 23,859
Variable account expenses                                            13,617        2,907      14,008       9,757        4,575
                                                                   --------      -------    --------    --------     --------
Investment income (loss) -- net                                       3,662       (2,807)     15,223      (7,012)      19,284
                                                                   ========      =======    ========    ========     ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                             140,207       28,121     126,688      86,261       50,443
    Cost of investments sold                                        166,733       27,557     121,309     118,679       60,631
                                                                   --------      -------    --------    --------     --------
Net realized gain (loss) on sales of investments                    (26,526)         564       5,379     (32,418)     (10,188)
Distributions from capital gains                                         --           --      12,653          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     201,617       75,553     (33,541)    217,909       55,671
                                                                   --------      -------    --------    --------     --------
Net gain (loss) on investments                                      175,091       76,117     (15,509)    185,491       45,483
                                                                   --------      -------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations    $178,753      $73,310    $   (286)   $178,479     $ 64,767
                                                                   ========      =======    ========    ========     ========

                                                                                   Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IDI          IPD         IGI          IPG         IHY
Investment income
Dividend income from mutual funds and portfolios                   $ 36,130     $ 53,172    $ 17,987    $ 25,379     $ 46,938
Variable account expenses                                             5,362        8,123      11,901      19,714        6,034
                                                                   --------     --------    --------    --------     --------
Investment income (loss) -- net                                      30,768       45,049       6,086       5,665       40,904
                                                                   ========     ========    ========    ========     ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                             106,730      119,116     202,081     180,701       95,416
    Cost of investments sold                                        122,905      128,175     264,583     229,385      139,821
                                                                   --------     --------    --------    --------     --------
Net realized gain (loss) on sales of investments                    (16,175)      (9,059)    (62,502)    (48,684)     (44,405)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      50,017       61,061     247,898     366,257       98,817
                                                                   --------     --------    --------    --------     --------
Net gain (loss) on investments                                       33,842       52,002     185,396     317,573       54,412
                                                                   --------     --------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations    $ 64,610     $ 97,051    $191,482    $323,238     $ 95,316
                                                                   ========     ========    ========    ========     ========

                                                                                               Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                                                       IPH          INO         IPV
Investment income
Dividend income from mutual funds and portfolios                                            $ 28,396    $     --    $   3,739
Variable account expenses                                                                      3,709       3,472       13,690
                                                                                            --------    --------    ---------
Investment income (loss) -- net                                                               24,687      (3,472)      (9,951)
                                                                                            ========    ========    =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                                       49,573      60,655      145,839
    Cost of investments sold                                                                  64,056     119,924      276,185
                                                                                            --------    --------    ---------
Net realized gain (loss) on sales of investments                                             (14,483)    (59,269)    (130,346)
Distributions from capital gains                                                                  --          --           --
Net change in unrealized appreciation or depreciation of investments                          47,725     128,075      342,141
                                                                                            --------    --------    ---------
Net gain (loss) on investments                                                                33,242      68,806      211,795
                                                                                            --------    --------    ---------
Net increase (decrease) in net assets resulting from operations                             $ 57,929    $ 65,334    $ 201,844
                                                                                            ========    ========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003                                          ICR          IMS         ISI          IIE         IMG
Operations
Investment income (loss) -- net                                    $ (4,012)     $  (361)  $  18,123    $   (766)  $   17,779
Net realized gain (loss) on sales of investments                    (61,139)          --      (4,484)    (19,721)    (101,474)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     189,624            1      11,585      59,719      438,414
                                                                  ---------      -------   ---------    --------   ----------
Net increase (decrease) in net assets resulting from operations     124,473         (360)     25,224      39,232      354,719
                                                                   ========      =======   =========    ========   ==========
Contract transactions
Contract purchase payments                                            1,102           --       2,097         251        1,847
Net transfers(1)                                                    (21,333)      (4,857)    (34,067)      8,733      (57,903)
Contract terminations:
    Surrender benefits and contract charges                         (32,505)      (1,583)    (73,646)    (15,504)    (156,906)
                                                                  ---------      -------   ---------    --------   ----------
Increase (decrease) from contract transactions                      (52,736)      (6,440)   (105,616)     (6,520)    (212,962)
                                                                  ---------      -------   ---------    --------   ----------
Net assets at beginning of year                                     495,921       50,666     888,705     154,793    2,054,629
                                                                  ---------      -------   ---------    --------   ----------
Net assets at end of year                                          $567,658      $43,866   $ 808,313    $187,505   $2,196,386
                                                                   ========      =======   =========    ========   ==========
Accumulation unit activity
Units outstanding at beginning of year                              649,741       47,144     794,018     231,090    2,317,977
Contract purchase payments                                            1,229           --       1,834         369        1,887
Net transfers(1)                                                    (27,165)      (4,467)    (30,277)     12,303      (62,928)
Contract terminations:
    Surrender benefits and contract charges                         (40,136)      (1,484)    (64,621)    (22,104)    (167,345)
                                                                  ---------      -------   ---------    --------   ----------
Units outstanding at end of year                                    583,669       41,193     700,954     221,658    2,089,591
                                                                   ========      =======   =========    ========   ==========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IGD          IAG         IGN          IIN         IVA
Operations
Investment income (loss) -- net                                    $ (1,048)    $ (4,333)   $ (2,922)   $ (1,687)    $ (6,210)
Net realized gain (loss) on sales of investments                     (5,378)     (55,280)    (46,285)    (22,757)     (32,781)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      36,136      132,753     196,809      73,583      157,853
                                                                   --------     --------    --------    --------     --------
Net increase (decrease) in net assets resulting from operations      29,710       73,140     147,602      49,139      118,862
                                                                   ========     ========    ========    ========     ========
Contract transactions
Contract purchase payments                                              209        1,506         682         248          390
Net transfers(1)                                                      3,143        8,726       2,642      13,634        8,418
Contract terminations:
    Surrender benefits and contract charges                          (8,666)     (31,618)    (82,236)    (21,287)     (35,968)
                                                                   --------     --------    --------    --------     --------
Increase (decrease) from contract transactions                       (5,314)     (21,386)    (78,912)     (7,405)     (27,160)
                                                                   --------     --------    --------    --------     --------
Net assets at beginning of year                                     131,696      285,155     703,324     194,838      520,464
                                                                   --------     --------    --------    --------     --------
Net assets at end of year                                          $156,092     $336,909    $772,014    $236,572     $612,166
                                                                   ========     ========    ========    ========     ========
Accumulation unit activity
Units outstanding at beginning of year                              155,010      511,413     865,887     269,895      703,492
Contract purchase payments                                              241        2,346         824         341          485
Net transfers(1)                                                      3,611       14,410       3,869      15,816       10,778
Contract terminations:
    Surrender benefits and contract charges                          (9,219)     (52,404)    (95,833)    (28,541)     (43,833)
                                                                   --------     --------    --------    --------     --------
Units outstanding at end of year                                    149,643      475,765     774,747     257,511      670,922
                                                                   ========     ========    ========    ========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IIG          IVL         ISB          IWG          IEQ
Operations
Investment income (loss) -- net                                    $    100     $   (618) $   29,859    $ (1,802)    $   (123)
Net realized gain (loss) on sales of investments                    (18,730)       1,750     (76,201)    (44,782)      (3,508)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      96,394       51,255     496,399     170,105       35,395
                                                                   --------     --------  ----------    --------     --------
Net increase (decrease) in net assets resulting from operations      77,764       52,387     450,057     123,521       31,764
                                                                   ========     ========  ==========    ========     ========
Contract transactions
Contract purchase payments                                              514          215       4,208       1,308          219
Net transfers(1)                                                      9,100        3,836    (153,085)     (2,403)       2,572
Contract terminations:
    Surrender benefits and contract charges                         (73,341)     (24,918)   (254,939)    (37,052)      (9,034)
                                                                   --------     --------  ----------    --------     --------
Increase (decrease) from contract transactions                      (63,727)     (20,867)   (403,816)    (38,147)      (6,243)
                                                                   --------     --------  ----------    --------     --------
Net assets at beginning of year                                     315,104      200,424   3,875,431     576,444      119,989
                                                                   --------     --------  ----------    --------     --------
Net assets at end of year                                          $329,141     $231,944  $3,921,672    $661,818     $145,510
                                                                   ========     ========  ==========    ========     ========
Accumulation unit activity
Units outstanding at beginning of year                              388,647      184,442   3,214,421     676,796      149,118
Contract purchase payments                                              631          192       3,386       1,463          257
Net transfers(1)                                                     12,354        3,729    (123,569)       (972)       4,062
Contract terminations:
    Surrender benefits and contract charges                         (83,377)     (20,470)   (201,886)    (41,741)     (10,178)
                                                                   --------     --------  ----------    --------     --------
Units outstanding at end of year                                    318,255      167,893   2,892,352     635,546      143,259
                                                                   ========     ========  ==========    ========     ========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IMD          ISC         IUS          IGR         IHI
Operations
Investment income (loss) -- net                                  $    3,662     $ (2,807) $   15,223    $ (7,012)    $ 19,284
Net realized gain (loss) on sales of investments                    (26,526)         564       5,379     (32,418)     (10,188)
Distributions from capital gains                                         --           --      12,653          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     201,617       75,553     (33,541)    217,909       55,671
                                                                 ----------     --------  ----------    --------     -------
Net increase (decrease) in net assets resulting from operations     178,753       73,310        (286)    178,479       64,767
                                                                 ==========     ========  ==========    ========     ========
Contract transactions
Contract purchase payments                                            1,643          307       3,449       1,332          422
Net transfers(1)                                                     43,655       25,736      (7,653)     28,589      (17,523)
Contract terminations:
    Surrender benefits and contract charges                         (92,314)     (19,186)    (75,580)    (52,125)     (24,594)
                                                                 ----------     --------  ----------    --------     --------
Increase (decrease) from contract transactions                      (47,016)       6,857     (79,784)    (22,204)     (41,695)
                                                                 ----------     --------  ----------    --------     --------
Net assets at beginning of year                                     928,261      171,420   1,051,517     638,876      314,010
                                                                 ----------     --------  ----------    --------     --------
Net assets at end of year                                        $1,059,998     $251,587  $  971,447    $795,151     $337,082
                                                                 ==========     ========  ==========    ========     ========
Accumulation unit activity
Units outstanding at beginning of year                              989,000      147,666     811,590     656,703      318,393
Contract purchase payments                                            1,532          255       2,665       1,241          406
Net transfers(1)                                                     40,571       19,383      (5,856)     22,652      (17,048)
Contract terminations:
    Surrender benefits and contract charges                         (90,357)     (13,214)    (58,137)    (47,551)     (22,125)
                                                                 ----------     --------  ----------    --------     --------
Units outstanding at end of year                                    940,746      154,090     750,262     633,045      279,626
                                                                 ==========     ========  ==========    ========     ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                              IDI          IPD         IGI          IPG         IHY
Operations
Investment income (loss) -- net                                    $ 30,768    $  45,049   $   6,086  $    5,665     $ 40,904
Net realized gain (loss) on sales of investments                    (16,175)      (9,059)    (62,502)    (48,684)     (44,405)
Distributions from capital gains                                         --           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                      50,017       61,061     247,898     366,257       98,817
                                                                   --------    ---------   ---------  ----------     --------
Net increase (decrease) in net assets resulting from operations      64,610       97,051     191,482     323,238       95,316
                                                                   ========    =========   =========  ==========     ========
Contract transactions
Contract purchase payments                                            1,309          800         884       9,362        1,312
Net transfers(1)                                                    (60,993)     (57,820)    (73,344)    (58,161)     (51,361)
Contract terminations:
    Surrender benefits and contract charges                         (34,023)     (52,904)    (78,528)    (77,254)     (31,759)
                                                                   --------    ---------   ---------  ----------     --------
Increase (decrease) from contract transactions                      (93,707)    (109,924)   (150,988)   (126,053)     (81,808)
                                                                   --------    ---------   ---------  ----------     --------
Net assets at beginning of year                                     389,376      588,400     842,776   1,349,594      423,409
                                                                   --------    ---------   ---------  ----------     --------
Net assets at end of year                                          $360,279    $ 575,527   $ 883,270  $1,546,779     $436,917
                                                                   ========    =========   =========  ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                              371,856      545,659     878,120   1,621,254      473,013
Contract purchase payments                                            1,079          707         785      10,472        1,203
Net transfers(1)                                                    (52,299)     (50,982)    (72,408)    (67,882)     (51,212)
Contract terminations:
    Surrender benefits and contract charges                         (30,514)     (44,520)    (75,524)    (84,387)     (32,807)
                                                                   --------    ---------   ---------  ----------     --------
Units outstanding at end of year                                    290,122      450,864     730,973   1,479,457      390,197
                                                                   ========    =========   =========  ==========     ========

                                                                                               Segregated Asset Subaccounts
Year ended December 31, 2003 (continued)                                                       IPH          INO         IPV
Operations
Investment income (loss) -- net                                                             $ 24,687    $ (3,472)  $   (9,951)
Net realized gain (loss) on sales of investments                                             (14,483)    (59,269)    (130,346)
Distributions from capital gains                                                                  --          --           --
Net change in unrealized appreciation or depreciation of investments                          47,725     128,075      342,141
                                                                                            --------    --------   ----------
Net increase (decrease) in net assets resulting from operations                               57,929      65,334      201,844
                                                                                            ========    ========   ==========
Contract transactions
Contract purchase payments                                                                       423         448        1,447
Net transfers(1)                                                                             (25,714)    (19,424)     (40,258)
Contract terminations:
    Surrender benefits and contract charges                                                  (19,607)    (28,553)     (72,274)
                                                                                            --------    --------   ----------
Increase (decrease) from contract transactions                                               (44,898)    (47,529)    (111,085)
                                                                                            --------    --------   ----------
Net assets at beginning of year                                                              257,095     237,122      925,673
                                                                                            --------    --------   ----------
Net assets at end of year                                                                   $270,126    $254,927   $1,016,432
                                                                                            ========    ========   ==========
Accumulation unit activity
Units outstanding at beginning of year                                                       263,044     317,335    1,116,455
Contract purchase payments                                                                       409         464        1,594
Net transfers(1)                                                                             (24,450)    (22,101)     (42,673)
Contract terminations:
    Surrender benefits and contract charges                                                  (17,506)    (34,953)     (80,007)
                                                                                            --------    --------   ----------
Units outstanding at end of year                                                             221,497     260,745      995,369
                                                                                            ========    ========   ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002                                          ICR          IMS         ISI          IIE         IMG
Operations
Investment income (loss) -- net                                   $  (6,477)     $  (121) $   35,396    $   (775)  $   25,491
Net realized gain (loss) on sales of investments                   (250,020)          (1)    (11,938)    (31,636)    (182,342)
Distributions from capital gains                                     66,889           --          --         433      177,152
Net change in unrealized appreciation or depreciation of
    investments                                                     (23,857)          --      12,942     (10,141)    (332,704)
                                                                  ---------      -------  ----------    --------   ----------
Net increase (decrease) in net assets resulting from operations    (213,465)        (122)     36,400     (42,119)    (312,403)
                                                                  =========      =======  ==========    ========   ==========
Contract transactions
Contract purchase payments                                           17,045           --      39,864       1,318        8,849
Net transfers(1)                                                   (157,528)      (2,886)   (134,946)     (2,894)     279,169
Contract terminations:
    Surrender benefits and contract charges                        (106,261)         (27)    (67,110)    (15,153)    (208,321)
                                                                  ---------      -------  ----------    --------   ----------
Increase (decrease) from contract transactions                     (246,744)      (2,913)   (162,192)    (16,729)      79,697
                                                                  ---------      -------  ----------    --------   ----------
Net assets at beginning of year                                     956,130       53,701   1,014,497     213,641    2,287,335
                                                                  ---------      -------  ----------    --------   ----------
Net assets at end of year                                         $ 495,921      $50,666  $  888,705    $154,793   $2,054,629
                                                                  =========      =======  ==========    ========   ==========
Accumulation unit activity
Units outstanding at beginning of year                              963,302       49,853     943,189     257,151    2,215,746
Contract purchase payments                                           17,444           --      36,665       1,694        9,236
Net transfers(1)                                                   (209,561)      (2,684)   (124,278)     (6,858)     311,983
Contract terminations:
    Surrender benefits and contract charges                        (121,444)         (25)    (61,558)    (20,897)    (218,988)
                                                                  ---------      -------  ----------    --------   ----------
Units outstanding at end of year                                    649,741       47,144     794,018     231,090    2,317,977
                                                                  =========      =======  ==========    ========   ==========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IGD          IAG         IGN          IIN         IVA
Operations
Investment income (loss) -- net                                    $ (1,395)   $  (5,347)  $  (8,979)   $ (2,303)   $  (7,852)
Net realized gain (loss) on sales of investments                     (9,632)    (157,982)    (70,335)    (46,030)    (123,506)
Distributions from capital gains                                        166           --          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                     (31,490)      (5,177)    (79,373)      2,811     (151,757)
                                                                   --------    ---------   ---------    --------    ---------
Net increase (decrease) in net assets resulting from operations     (42,351)    (168,506)   (158,687)    (45,522)    (283,115)
                                                                   ========    =========   =========    ========    =========
Contract transactions
Contract purchase payments                                           16,779        4,298      36,430       1,935       18,304
Net transfers(1)                                                     (3,412)     (35,771)    (32,365)    (42,522)     (72,899)
Contract terminations:
    Surrender benefits and contract charges                          (6,160)     (34,659)    (51,350)    (18,043)     (98,398)
                                                                   --------    ---------   ---------    --------    ---------
Increase (decrease) from contract transactions                        7,207      (66,132)    (47,285)    (58,630)    (152,993)
                                                                   --------    ---------   ---------    --------    ---------
Net assets at beginning of year                                     166,840      519,793     909,296     298,990      956,572
                                                                   --------    ---------   ---------    --------    ---------
Net assets at end of year                                          $131,696    $ 285,155   $ 703,324    $194,838    $ 520,464
                                                                   ========    =========   =========    ========    =========
Accumulation unit activity
Units outstanding at beginning of year                              151,251      625,522     931,727     344,415      888,761
Contract purchase payments                                           15,493        5,694      38,014       2,304       17,430
Net transfers(1)                                                     (5,320)     (63,568)    (46,866)    (53,459)     (93,366)
Contract terminations:
    Surrender benefits and contract charges                          (6,414)     (56,235)    (56,988)    (23,365)    (109,333)
                                                                   --------    ---------   ---------    --------    ---------
Units outstanding at end of year                                    155,010      511,413     865,887     269,895      703,492
                                                                   ========    =========   =========    ========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IIG          IVL         ISB          IWG   IEQ
Operations
Investment income (loss) -- net                                    $ (1,070)    $ (1,116) $   42,030  $   (3,708)    $   (710)
Net realized gain (loss) on sales of investments                    (14,819)       1,439    (127,110)    (75,010)      (6,770)
Distributions from capital gains                                         --       12,600          --          --        1,155
Net change in unrealized appreciation or depreciation of
    investments                                                     (71,508)     (46,251)   (266,034)   (147,812)     (31,273)
                                                                   --------     --------  ----------  ----------     --------
Net increase (decrease) in net assets resulting from operations     (87,397)     (33,328)   (351,114)   (226,530)     (37,598)
                                                                   ========     ========  ==========  ==========     ========
Contract transactions
Contract purchase payments                                            5,489        1,359      64,283      33,322        1,336
Net transfers(1)                                                      4,791         (116)    (43,996)    (22,283)      (4,682)
Contract terminations:
    Surrender benefits and contract charges                         (18,963)      (9,944)   (413,888)    (72,306)      (6,872)
                                                                   --------     --------  ----------  ----------     --------
Increase (decrease) from contract transactions                       (8,683)      (8,701)   (393,601)    (61,267)     (10,218)
                                                                   --------     --------  ----------  ----------     --------
Net assets at beginning of year                                     411,184      242,453   4,620,146     864,241      167,805
                                                                   --------     --------  ----------  ----------     --------
Net assets at end of year                                          $315,104     $200,424  $3,875,431  $  576,444     $119,989
                                                                   ========     ========  ==========  ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                              403,277      192,267   3,535,824     746,179      162,312
Contract purchase payments                                            5,681        1,157      49,552      30,158        1,431
Net transfers(1)                                                        425         (324)    (43,471)    (27,815)      (6,908)
Contract terminations:
    Surrender benefits and contract charges                         (20,736)      (8,658)   (327,484)    (71,726)      (7,717)
                                                                   --------     --------  ----------  ----------     --------
Units outstanding at end of year                                    388,647      184,442   3,214,421     676,796      149,118
                                                                   ========     ========  ==========  ==========     ========

                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IMD          ISC         IUS          IGR   IHI
Operations
Investment income (loss) -- net                                  $    8,175     $ (2,988) $   36,830  $   (6,190)    $ 37,187
Net realized gain (loss) on sales of investments                    (78,461)      (2,764)      7,690     (86,803)     (33,624)
Distributions from capital gains                                         --       37,515          --          --           --
Net change in unrealized appreciation or depreciation of
    investments                                                    (181,673)     (88,412)     43,369    (192,043)     (19,595)
                                                                 ----------     --------  ----------  ----------     --------
Net increase (decrease) in net assets resulting from operations    (251,959)     (56,649)     87,889    (285,036)     (16,032)
                                                                 ==========     ========  ==========  ==========     ========
Contract transactions
Contract purchase payments                                           10,004       13,856       7,402      44,761        2,665
Net transfers(1)                                                   (152,940)     (36,159)   (103,751)    (11,127)     (68,618)
Contract terminations:
    Surrender benefits and contract charges                        (140,954)     (15,565)   (107,930)   (110,908)     (22,075)
                                                                 ----------     --------  ----------  ----------     --------
Increase (decrease) from contract transactions                     (283,890)     (37,868)   (204,279)    (77,274)     (88,028)
                                                                 ----------     --------  ----------  ----------     --------
Net assets at beginning of year                                   1,464,110      265,937   1,167,907   1,001,186      418,070
                                                                 ----------     --------  ----------  ----------     --------
Net assets at end of year                                        $  928,261     $171,420  $1,051,517  $  638,876     $314,010
                                                                 ==========     ========  ==========  ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                            1,278,297      176,899     974,298     742,144      407,937
Contract purchase payments                                            9,392        8,821       6,021      35,622        2,636
Net transfers(1)                                                   (164,466)     (27,163)    (82,792)    (22,885)     (70,183)
Contract terminations:
    Surrender benefits and contract charges                        (134,223)     (10,891)    (85,937)    (98,178)     (21,997)
                                                                 ----------     --------  ----------  ----------     --------
Units outstanding at end of year                                    989,000      147,666     811,590     656,703      318,393
                                                                 ==========     ========  ==========  ==========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                              IDI          IPD         IGI          IPG   IHY
Operations
Investment income (loss) -- net                                   $  34,629    $  50,613  $    5,714  $    3,232    $  65,047
Net realized gain (loss) on sales of investments                    (26,471)     (22,997)   (163,744)    (61,869)    (106,377)
Distributions from capital gains                                         --           --       7,344       9,599           --
Net change in unrealized appreciation or depreciation of
    investments                                                      10,612       (1,473)   (137,604)   (320,400)      27,088
                                                                  ---------    ---------  ----------  ----------    ---------
Net increase (decrease) in net assets resulting from operations      18,770       26,143    (288,290)   (369,438)     (14,242)
                                                                  =========    =========  ==========  ==========    =========
Contract transactions
Contract purchase payments                                            2,310        4,587         209      35,261          315
Net transfers(1)                                                    (61,091)     (96,456)   (219,953)    (45,362)    (138,583)
Contract terminations:
    Surrender benefits and contract charges                         (42,378)     (43,673)   (188,038)   (114,611)     (38,987)
                                                                  ---------    ---------  ----------  ----------    ---------
Increase (decrease) from contract transactions                     (101,159)    (135,542)   (407,782)   (124,712)    (177,255)
                                                                  ---------    ---------  ----------  ----------    ---------
Net assets at beginning of year                                     471,765      697,799   1,538,848   1,843,744      614,906
                                                                  ---------    ---------  ----------  ----------    ---------
Net assets at end of year                                         $ 389,376    $ 588,400  $  842,776  $1,349,594    $ 423,409
                                                                  =========    =========  ==========  ==========    =========
Accumulation unit activity
Units outstanding at beginning of year                              471,786      675,762   1,284,050   1,769,464      673,807
Contract purchase payments                                            2,276        4,390         172      34,173          345
Net transfers(1)                                                    (60,606)     (92,595)   (232,626)    (65,358)    (157,406)
Contract terminations:
    Surrender benefits and contract charges                         (41,600)     (41,898)   (173,476)   (117,025)     (43,733)
                                                                  ---------    ---------  ----------  ----------    ---------
Units outstanding at end of year                                    371,856      545,659     878,120   1,621,254      473,013
                                                                  =========    =========  ==========  ==========    =========

                                                                                               Segregated Asset Subaccounts
Year ended December 31, 2002 (continued)                                                       IPH          INO         IPV
Operations
Investment income (loss) -- net                                                             $ 34,584   $  (5,290)  $   (8,675)
Net realized gain (loss) on sales of investments                                             (29,195)   (223,256)    (234,009)
Distributions from capital gains                                                                  --          --           --
Net change in unrealized appreciation or depreciation of investments                         (13,726)     63,845     (158,184)
                                                                                            --------   ---------   ----------
Net increase (decrease) in net assets resulting from operations                               (8,337)   (164,701)    (400,868)
                                                                                            ========   =========   ==========
Contract transactions
Contract purchase payments                                                                     1,848         105       20,899
Net transfers(1)                                                                             (40,992)   (123,290)     (89,629)
Contract terminations:
    Surrender benefits and contract charges                                                  (18,663)    (32,263)    (119,326)
                                                                                            --------   ---------   ----------
Increase (decrease) from contract transactions                                               (57,807)   (155,448)    (188,056)
                                                                                            --------   ---------   ----------
Net assets at beginning of year                                                              323,239     557,271    1,514,597
                                                                                            --------   ---------   ----------
Net assets at end of year                                                                   $257,095   $ 237,122   $  925,673
                                                                                            ========   =========   ==========
Accumulation unit activity
Units outstanding at beginning of year                                                       323,734     512,534    1,323,511
Contract purchase payments                                                                     1,877         101       18,518
Net transfers(1)                                                                             (43,052)   (154,835)    (107,882)
Contract terminations:
    Surrender benefits and contract charges                                                  (19,515)    (40,465)    (117,692)
                                                                                            --------   ---------   ----------
Units outstanding at end of year                                                             263,044     317,335    1,116,455
                                                                                            ========   =========   ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Centurion Life. The following is a list of each variable annuity product funded through the Account.

ACL Personal Portfolio

ACL Personal Portfolio Plus(2)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

Subaccount     Invests exclusively in shares of                                            Shares
ICR            AXP(R) Variable Portfolio - Capital Resource Fund                           28,487
IMS            AXP(R) Variable Portfolio - Cash Management Fund                            36,633
ISI            AXP(R) Variable Portfolio - Diversified Bond Fund                           75,524
IIE            AXP(R) Variable Portfolio - International Fund                              22,604
IMG            AXP(R) Variable Portfolio - Managed Fund                                   156,130
IGD            AXP(R) Variable Portfolio - New Dimensions Fund                             10,194
IAG            AXP(R) Variable Portfolio - Strategy Aggressive Fund                        46,125
IGN            AIM V.I. Core Equity Fund, Series I Shares                                  36,868
IIN            AIM V.I. International Growth Fund, Series I Shares                         14,749
IVA            AIM V.I. Premier Equity Fund, Series I Shares                               30,260
IIG            American Century(R) VP Income & Growth, Class I                             50,098
IVL            American Century(R) VP Value, Class I                                       29,775
ISB            Janus Aspen Series Balanced Portfolio: Institutional Shares                170,656
IWG            Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares         25,632
IEQ            OpCap Equity Portfolio                                                       4,483
IMD            OpCap Managed Portfolio                                                     27,089
ISC            OpCap Small Cap Portfolio                                                    8,200
IUS            OpCap U.S. Government Income Portfolio                                      89,307
IGR            Oppenheimer Capital Appreciation Fund/VA                                    22,915
IHI            Oppenheimer High Income Fund/VA                                             39,150
IDI            Putnam VT Diversified Income Fund - Class IA Shares                         38,657
IPD            Putnam VT Diversified Income Fund - Class IB Shares                         62,287
IGI            Putnam VT Growth and Income Fund - Class IA Shares                          37,763
IPG            Putnam VT Growth and Income Fund - Class IB Shares                          66,500
IHY            Putnam VT High Yield Fund - Class IA Shares                                 54,820
IPH            Putnam VT High Yield Fund - Class IB Shares                                 34,021
INO            Putnam VT New Opportunities Fund - Class IA Shares                          16,532
IPV            Putnam VT Voyager Fund - Class IB Shares                                    39,154

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

--------------------------------------------------------------------------------
13   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Centurion Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $48,610 in 2003 and $69,022 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

--------------------------------------------------------------------------------
14   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                          Percentage range
AXP(R) Variable Portfolio - Capital Resource Fund             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund             0.610% to 0.535%
AXP(R) Variable Portfolio - International Fund                0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                      0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund

AXP(R) Variable Portfolio - International Fund

AXP(R) Variable Portfolio - Managed Fund

AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                          Percentage range
AXP(R) Variable Portfolio - Capital Resource Fund             0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund             0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)            0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

--------------------------------------------------------------------------------
15   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

Subaccount           Investment                                                                                     Purchases
ICR                  AXP(R) Variable Portfolio - Capital Resource Fund                                             $ 27,010
IMS                  AXP(R) Variable Portfolio - Cash Management Fund                                                   235
ISI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                               68,076
IIE                  AXP(R) Variable Portfolio - International Fund                                                  17,332
IMG                  AXP(R) Variable Portfolio - Managed Fund                                                       126,990
IGD                  AXP(R) Variable Portfolio - New Dimensions Fund(R)                                               8,989
IAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            24,831
IGN                  AIM V.I. Core Equity Fund, Series I Shares                                                      26,168
IIN                  AIM V.I. International Growth Fund, Series I Shares                                             24,453
IVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                   20,878
IIG                  American Century(R) VP Income & Growth, Class I                                                 20,883
IVL                  American Century(R) VP Value, Class I                                                           11,366
ISB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                    124,685
IWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                             25,422
IEQ                  OpCap Equity Portfolio                                                                           9,499
IMD                  OpCap Managed Portfolio                                                                         96,853
ISC                  OpCap Small Cap Portfolio                                                                       32,171
IUS                  OpCap U.S. Government Income Portfolio                                                          77,927
IGR                  Oppenheimer Capital Appreciation Fund/VA                                                        57,045
IHI                  Oppenheimer High Income Fund/VA                                                                 28,032
IDI                  Putnam VT Diversified Income Fund - Class IA Shares                                             43,791
IPD                  Putnam VT Diversified Income Fund - Class IB Shares                                             54,241
IGI                  Putnam VT Growth and Income Fund - Class IA Shares                                              57,179
IPG                  Putnam VT Growth and Income Fund - Class IB Shares                                              60,313
IHY                  Putnam VT High Yield Fund - Class IA Shares                                                     54,512
IPH                  Putnam VT High Yield Fund - Class IB Shares                                                     29,362
INO                  Putnam VT New Opportunities Fund - Class IA Shares                                               9,654
IPV                  Putnam VT Voyager Fund - Class IB Shares                                                        24,803

--------------------------------------------------------------------------------
16   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                           ICR      IMS      ISI      IIE      IMG     IGD      IAG      IGN      IIN     IVA
Accumulation unit value
At Dec. 31, 2000                          $1.23    $1.05    $1.01    $1.18    $1.17   $1.34    $1.26    $1.28    $1.15   $1.25
At Dec. 31, 2001                          $0.99    $1.08    $1.08    $0.83    $1.03   $1.10    $0.83    $0.98    $0.87   $1.08
At Dec. 31, 2002                          $0.76    $1.07    $1.12    $0.67    $0.89   $0.85    $0.56    $0.81    $0.72   $0.74
At Dec. 31, 2003                          $0.97    $1.06    $1.15    $0.85    $1.05   $1.04    $0.71    $1.00    $0.92   $0.91
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            963       50      943      257    2,216     151      626      932      344     889
At Dec. 31, 2002                            650       47      794      231    2,318     155      511      866      270     703
At Dec. 31, 2003                            584       41      701      222    2,090     150      476      775      258     671
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $956      $54   $1,014     $214   $2,287    $167     $520     $909     $299    $957
At Dec. 31, 2002                           $496      $51     $889     $155   $2,055    $132     $285     $703     $195    $520
At Dec. 31, 2003                           $568      $44     $808     $188   $2,196    $156     $337     $772     $237    $612
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.30%    3.41%    6.45%    1.24%    2.49%   0.23%    0.22%    0.05%    0.33%   0.13%
For the year ended Dec. 31, 2002          0.51%    1.16%    5.05%    1.00%    2.64%   0.51%   --        0.31%    0.50%   0.29%
For the year ended Dec. 31, 2003          0.63%    0.52%    3.60%    0.93%    2.26%   0.67%   --        1.01%    0.57%   0.30%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (19.51%)   2.86%    6.93%  (29.66%) (11.97%)(17.91%) (34.13%) (23.44%) (24.35%)(13.60%)
For the year ended Dec. 31, 2002        (23.23%)  (0.93%)   3.70%  (19.28%) (13.59%)(22.73%) (32.53%) (17.35%) (17.24%)(31.48%)
For the year ended Dec. 31, 2003         27.63%   (0.93%)   2.68%   26.87%   17.98%  22.35%   26.79%   23.46%   27.78%  22.97%
-------------------------------------------------------------------------------------------------------------------------------

                                           IIG      IVL      ISB      IWG     IEQ      IMD      ISC      IUS     IGR      IHI
Accumulation unit value
At Dec. 31, 2000                          $1.13    $1.13    $1.39    $1.51    $1.13   $1.22    $1.41    $1.14    $1.56   $1.02
At Dec. 31, 2001                          $1.02    $1.26    $1.31    $1.16    $1.03   $1.15    $1.50    $1.20    $1.35   $1.02
At Dec. 31, 2002                          $0.81    $1.09    $1.21    $0.85    $0.80   $0.94    $1.16    $1.30    $0.97   $0.99
At Dec. 31, 2003                          $1.03    $1.38    $1.36    $1.04    $1.02   $1.13    $1.63    $1.29    $1.26   $1.21
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                            403      192    3,536      746      162   1,278      177      974      742     408
At Dec. 31, 2002                            389      184    3,214      677      149     989      148      812      657     318
At Dec. 31, 2003                            318      168    2,892      636      143     941      154      750      633     280
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                           $411     $242   $4,620     $864     $168  $1,464     $266   $1,168   $1,001    $418
At Dec. 31, 2002                           $315     $200   $3,875     $576     $120    $928     $171   $1,052     $639    $314
At Dec. 31, 2003                           $329     $232   $3,922     $662     $146  $1,060     $252     $971     $795    $337
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.78%    1.14%    2.70%    0.50%    0.69%   2.39%    0.78%    4.36%    0.58%   9.84%
For the year ended Dec. 31, 2002          1.10%    0.89%    2.38%    0.87%    0.90%   2.07%    0.08%    4.72%    0.63%  11.47%
For the year ended Dec. 31, 2003          1.45%    1.13%    2.19%    1.11%    1.32%   1.79%    0.05%    2.92%    0.40%   7.37%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         (9.73%)  11.50%   (5.76%) (23.18%)  (8.85%) (5.74%)   6.38%    5.26%  (13.46%)  0.00%
For the year ended Dec. 31, 2002        (20.59%) (13.49%)  (7.63%) (26.72%) (22.33%)(18.26%) (22.67%)   8.33%  (28.15%) (2.94%)
For the year ended Dec. 31, 2003         27.16%   26.61%   12.40%   22.35%   27.50%  20.21%   40.52%   (0.77%)  29.90%  22.22%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

                                                             IDI      IPD      IGI     IPG      IHY      IPH      INO     IPV
Accumulation unit value
At Dec. 31, 2000                                            $0.98    $1.01    $1.30   $1.13    $0.89    $0.98    $1.57   $1.50
At Dec. 31, 2001                                            $1.00    $1.03    $1.20   $1.04    $0.91    $1.00    $1.09   $1.14
At Dec. 31, 2002                                            $1.05    $1.08    $0.96   $0.83    $0.90    $0.98    $0.75   $0.83
At Dec. 31, 2003                                            $1.24    $1.28    $1.21   $1.05    $1.12    $1.22    $0.98   $1.02
-------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                                              472      676    1,284   1,769      674      324      513   1,324
At Dec. 31, 2002                                              372      546      878   1,621      473      263      317   1,116
At Dec. 31, 2003                                              290      451      731   1,479      390      221      261     995
-------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                                             $472     $698   $1,539  $1,844     $615     $323     $557  $1,515
At Dec. 31, 2002                                             $389     $588     $843  $1,350     $423     $257     $237    $926
At Dec. 31, 2003                                             $360     $576     $883  $1,547     $437     $270     $255  $1,016
-------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001                            7.72%    6.95%    1.73%   1.58%   14.07%   13.47%   --      --
For the year ended Dec. 31, 2002                            9.50%    9.20%    1.88%   1.60%   14.03%   13.18%   --       0.67%
For the year ended Dec. 31, 2003                            9.51%    9.24%    2.14%   1.82%   10.99%   10.82%   --       0.39%
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
-------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001                            2.04%    1.98%   (7.69%) (7.96%)   2.25%    2.04%  (30.57%)(24.00%)
For the year ended Dec. 31, 2002                            5.00%    4.85%  (20.00%)(20.19%)  (1.10%)  (2.00%) (31.19%)(27.19%)
For the year ended Dec. 31, 2003                           18.10%   18.52%   26.04%  26.51%   24.44%   24.49%   30.67%  22.89%
-------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
18   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,                                              2003    2002     2001     2000     1999    1998     1997
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ICR (Investing in shares of AXP(R) Variable
Portfolio - Capital Resource Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.76   $0.99    $1.23    $1.51    $1.24   $1.01    $1.00
Accumulation unit value at end of period                        $0.97   $0.76    $0.99    $1.23    $1.51   $1.24    $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                              584     650      963      970      861     753      --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IMS (Investing in shares of AXP(R) Variable
Portfolio - Cash Management Fund*) (10/24/1997)
Accumulation unit value at beginning of period                  $1.07   $1.08    $1.05    $1.01    $1.01   $1.00    $1.00
Accumulation unit value at end of period                        $1.06   $1.07    $1.08    $1.05    $1.01   $1.01    $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                               41      47       50       59       --      13       --

*    The 7-day  simple and  compound  yields for AXP  Variable  Portfolio - Cash
     Management Fund as of Dec. 31, 2003 were (1.04%) and (1.04%), respectively.
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ISI (Investing in shares of AXP(R) Variable
Portfolio - Diversified Bond Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $1.12   $1.08    $1.01    $0.97    $0.97   $0.97    $1.00
Accumulation unit value at end of period                        $1.15   $1.12    $1.08    $1.01    $0.97   $0.97    $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                              701     794      943    1,016      898     566       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IIE (Investing in shares of AXP(R) Variable
Portfolio - International Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.67   $0.83    $1.18    $1.60    $1.11   $0.97    $1.00
Accumulation unit value at end of period                        $0.85   $0.67    $0.83    $1.18    $1.60   $1.11    $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                              222     231      257      192      143      56       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IMG (Investing in shares of AXP(R) Variable
Portfolio - Managed Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.89   $1.03    $1.17    $1.22    $1.07   $0.97    $1.00
Accumulation unit value at end of period                        $1.05   $0.89    $1.03    $1.17    $1.22   $1.07    $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                            2,090   2,318    2,216    2,219    1,962   1,650       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGD (Investing in shares of AXP(R) Variable
Portfolio - New Dimensions Fund(R)) (11/4/1998)
Accumulation unit value at beginning of period                  $0.85   $1.10    $1.34    $1.50    $1.15   $1.00       --
Accumulation unit value at end of period                        $1.04   $0.85    $1.10    $1.34    $1.50   $1.15       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              150     155      151      119       88       4       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IAG (Investing in shares of AXP(R) Variable
Portfolio - Strategy Aggressive Fund) (10/24/1997)
Accumulation unit value at beginning of period                  $0.56   $0.83    $1.26    $1.57    $0.93   $0.92    $1.00
Accumulation unit value at end of period                        $0.71   $0.56    $0.83    $1.26    $1.57   $0.93    $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                              476     511      626      438      427     269       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGN (Investing in shares of AIM V.I. Core
Equity Fund, Series I Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.81   $0.98    $1.28    $1.52    $1.15   $1.00       --
Accumulation unit value at end of period                        $1.00   $0.81    $0.98    $1.28    $1.52   $1.15       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              775     866      932      724      381       6       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IIN (Investing in shares of AIM V.I.
International Growth Fund, Series I Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.72   $0.87    $1.15    $1.59    $1.04   $1.00       --
Accumulation unit value at end of period                        $0.92   $0.72    $0.87    $1.15    $1.59   $1.04       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              258     270      344      266      230       4       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IVA (Investing in shares of AIM V.I.
Premier Equity Fund, Series I Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.74   $1.08    $1.25    $1.48    $1.16   $1.00       --
Accumulation unit value at end of period                        $0.91   $0.74    $1.08    $1.25    $1.48   $1.16       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              671     703      889      761      482       8       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IIG (Investing in shares of American Century(R)
VP Income & Growth, Class I) (11/4/1998)
Accumulation unit value at beginning of period                  $0.81   $1.02    $1.13    $1.28    $1.10   $1.00       --
Accumulation unit value at end of period                        $1.03   $0.81    $1.02    $1.13    $1.28   $1.10       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              318     389      403      278      180       8       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IVL (Investing in shares of American Century(R)
VP Value, Class I) (11/4/1998)
Accumulation unit value at beginning of period                  $1.09   $1.26    $1.13    $0.97    $1.00   $1.00       --
Accumulation unit value at end of period                        $1.38   $1.09    $1.26    $1.13    $0.97   $1.00       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              168     184      192      199      116       3       --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                              2003    2002     2001     2000     1999    1998     1997
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ISB (Investing in shares of Janus Aspen Series
Balanced Portfolio: Institutional Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $1.21   $1.31    $1.39    $1.44    $1.15   $1.00       --
Accumulation unit value at end of period                        $1.36   $1.21    $1.31    $1.39    $1.44   $1.15       --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2,892   3,214    3,536    3,145    1,783      37       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IWG (Investing in shares of Janus Aspen Series
Worldwide Growth Portfolio: Institutional Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.85   $1.16    $1.51    $1.82    $1.12   $1.00       --
Accumulation unit value at end of period                        $1.04   $0.85    $1.16    $1.51    $1.82   $1.12       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              636     677      746      648      280      11       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IEQ (Investing in shares of OpCap Equity
Portfolio) (11/4/1998)
Accumulation unit value at beginning of period                  $0.80   $1.03    $1.13    $1.04    $1.03   $1.00       --
Accumulation unit value at end of period                        $1.02   $0.80    $1.03    $1.13    $1.04   $1.03       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              143     149      162      164      101       3       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IMD (Investing in shares of OpCap Managed
Portfolio) (10/27/1997)
Accumulation unit value at beginning of period                  $0.94   $1.15    $1.22    $1.13    $1.09   $1.03    $1.00
Accumulation unit value at end of period                        $1.13   $0.94    $1.15    $1.22    $1.13   $1.09    $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                              941     989    1,278    1,378    1,293   1,274       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount ISC (Investing in shares of OpCap Small
Cap Portfolio) (11/4/1998)
Accumulation unit value at beginning of period                  $1.16   $1.50    $1.41    $0.99    $1.02   $1.00       --
Accumulation unit value at end of period                        $1.63   $1.16    $1.50    $1.41    $0.99   $1.02       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              154     148      177      187      125       8       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IUS (Investing in shares of OpCap U.S.
Government Income Portfolio) (10/27/1997)
Accumulation unit value at beginning of period                  $1.30   $1.20    $1.14    $1.05    $1.08   $1.01    $1.00
Accumulation unit value at end of period                        $1.29   $1.30    $1.20    $1.14    $1.05   $1.08    $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                              750     812      974      986    1,070   1,042       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGR (Investing in shares of Oppenheimer
Capital Appreciation Fund/VA) (11/4/1998)
Accumulation unit value at beginning of period                  $0.97   $1.35    $1.56    $1.59    $1.14   $1.00       --
Accumulation unit value at end of period                        $1.26   $0.97    $1.35    $1.56    $1.59   $1.14       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              633     657      742      507      329      12       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IHI (Investing in shares of Oppenheimer
High Income Fund/VA) (11/4/1998)
Accumulation unit value at beginning of period                  $0.99   $1.02    $1.02    $1.07    $1.04   $1.00       --
Accumulation unit value at end of period                        $1.21   $0.99    $1.02    $1.02    $1.07   $1.04       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              280     318      408      344      253       6       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IDI (Investing in shares of Putnam VT
Diversified Income Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $1.05   $1.00    $0.98    $0.99    $0.99   $1.01    $1.00
Accumulation unit value at end of period                        $1.24   $1.05    $1.00    $0.98    $0.99   $0.99    $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                              290     372      472      546      605     662       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPD (Investing in shares of Putnam VT
Diversified Income Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $1.08   $1.03    $1.01    $1.03    $1.02   $1.00       --
Accumulation unit value at end of period                        $1.28   $1.08    $1.03    $1.01    $1.03   $1.02       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              451     546      676      553      428      14       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IGI (Investing in shares of Putnam VT Growth
and Income Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $0.96   $1.20    $1.30    $1.21    $1.21   $1.07    $1.00
Accumulation unit value at end of period                        $1.21   $0.96    $1.20    $1.30    $1.21   $1.21    $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                              731     878    1,284    1,528    1,585   1,538       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPG (Investing in shares of Putnam VT Growth
and Income Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.83   $1.04    $1.13    $1.06    $1.06   $1.00       --
Accumulation unit value at end of period                        $1.05   $0.83    $1.04    $1.13    $1.06   $1.06       --
Number of accumulation units outstanding at end of
period (000 omitted)                                            1,479   1,621    1,769    1,720      866      17       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IHY (Investing in shares of Putnam VT High
Yield Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $0.90   $0.91    $0.89    $0.99    $0.94   $1.02    $1.00
Accumulation unit value at end of period                        $1.12   $0.90    $0.91    $0.89    $0.99   $0.94    $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                              390     473      674      770      859   1,150       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPH (Investing in shares of Putnam VT High
Yield Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.98   $1.00    $0.98    $1.08    $1.04   $1.00       --
Accumulation unit value at end of period                        $1.22   $0.98    $1.00    $0.98    $1.08   $1.04       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              221     263      324      305      235      14       --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                              2003    2002     2001     2000     1999    1998     1997
-------------------------------------------------------------------------------------------------------------------------------
Subaccount INO (Investing in shares of Putnam VT New
Opportunities Fund - Class IA Shares) (10/27/1997)
Accumulation unit value at beginning of period                  $0.75   $1.09    $1.57    $2.16    $1.29   $1.05    $1.00
Accumulation unit value at end of period                        $0.98   $0.75    $1.09    $1.57    $2.16   $1.29    $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                              261     317      513      516      471     411       --
-------------------------------------------------------------------------------------------------------------------------------
Subaccount IPV (Investing in shares of Putnam VT
Voyager Fund - Class IB Shares) (11/4/1998)
Accumulation unit value at beginning of period                  $0.83   $1.14    $1.50    $1.82    $1.17   $1.00       --
Accumulation unit value at end of period                        $1.02   $0.83    $1.14    $1.50    $1.82   $1.17       --
Number of accumulation units outstanding at end of
period (000 omitted)                                              995   1,116    1,324    1,073      538      14       --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
21   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

American Centurion

Life Assurance Company

20 Madison Avenue Extension

Albany, NY 12203

(800) 504-0469
                                                                  45066 K (4/04)